Stock Based Compensation (Rollforward Of MUAH's Restricted Stock Units Under Stock Bonus Plan) (Detail) (MUAH Stock Bonus Plan [Member])	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
MUAH Stock Bonus Plan [Member]
Stock-Based Compensation [Line Items]
Units outstanding, beginning of fiscal year	8,857,884	7,138,334
Activity during the year, Granted	3,735,065	4,890,970
Activity during the year, Vested	(4,325,661)	(2,920,392)
Activity during the year, Forfeited	(416,271)	(251,028)
Units outstanding, end of fiscal year	7,851,017	8,857,884